Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIE's Assets an Liabilities
We hold ownership interests in the following variable interest entities (“VIEs”):

Name of subsidiary	% Ownership held by the Company
Lottoitalia S.r.l. (“Lottoitalia”)	61.50%
Lotterie Nazionali S.r.l. (“LN”)	64.00%
Northstar New Jersey Lottery Group, LLC (“Northstar NJ”) (1)	76.64%
(1) Northstar New Jersey Holding Company LLC, of which we are a 71.12% shareholder, holds the 76.64% ownership in Northstar NJ.
The carrying amounts and classification of these VIEs’ assets and liabilities in our consolidated balance sheets at December 31, 2022 and 2021 are as follows:

	December 31,
($ in millions)	2022	2021
Current assets	941	1,124
Non-current assets	936	1,217
Total assets	1,877	2,341

Total liabilities	521	615